Document and Entity Information	Dec. 12, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2023
Entity Registrant Name	Baudax Bio, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-39101
Entity Tax Identification Number	47-4639500
Entity Address Address Line 1	490 Lapp Road
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	484
Local Phone Number	395-2470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	BXRX
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001780097